Segment Reporting	6 Months Ended
Jun. 30, 2013
Segment Reporting
4.	Segment Reporting

The following tables include results for the Partnership’s shuttle tanker segment, FPSO unit segment, conventional tanker segment and floating, storage and off-take (or FSO) unit segment for the periods presented in these consolidated financial statements. The results below exclude six conventional tankers as they are determined to be discontinued operations (see note 15):

	Shuttle				Conventional
	Tanker		FPSO		Tanker		FSO
	Segment		Segment (2)		Segment		Segment		Total
	Three Months Ended June 30,
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
	$	$	$	$	$	$	$	$	$	$
Revenues	133,222	143,748	65,260	56,317	8,877	9,312	15,053	14,781	222,412	224,158
Voyage expenses	22,275	32,150	—	—	998	1,547	—	—	23,273	33,697
Vessel operating expenses	36,511	39,653	40,074	28,203	1,619	1,556	8,315	6,986	86,519	76,398
Time-charter hire expense	14,093	12,969	—	—	—	—	—	—	14,093	12,969
Depreciation and amortization	28,165	31,944	17,789	12,727	1,568	1,715	2,743	2,001	50,265	48,387
General and administrative (1)	4,911	5,397	4,600	2,614	97	243	809	452	10,417	8,706
Write-down of vessel	—	1,048	—	—	—	—	—	—	—	1,048
Restructuring charge	957	—	—	—	438	—	—	—	1,395	—

Income from vessel operations	26,310	20,587	2,797	12,773	4,157	4,251	3,186	5,342	36,450	42,953

	Shuttle Tanker Segment		FPSO Segment (2)		Conventional Tanker Segment		FSO Segment		Total
	Six Months Ended June 30,
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
	$	$	$	$	$	$	$	$	$	$
Revenues	263,572	288,675	122,945	114,076	17,814	18,949	30,193	29,806	434,524	451,506
Voyage expenses (recoveries)	44,569	59,305	—	—	2,137	3,569	(485)	340	46,221	63,214
Vessel operating expenses	74,478	82,879	69,575	52,946	3,190	3,099	16,600	14,334	163,843	153,258
Time-charter hire expense	28,870	26,586	—	—	—	—	—	—	28,870	26,586
Depreciation and amortization	55,770	63,315	30,541	25,453	3,139	3,364	5,325	4,259	94,775	96,391
General and administrative (1)	10,800	10,599	7,662	5,085	771	1,002	1,574	944	20,807	17,630
Write-down of vessel	—	1,048	—	—	—	—	—	—	—	1,048
Restructuring charge	1,616	—	—	—	438	—	—	—	2,054	—

Income from vessel operations	47,469	44,943	15,167	30,592	8,139	7,915	7,179	9,929	77,954	93,379

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(2)	Income from vessel operations for the three and six months ended June 30, 2013 excludes $17.0 million, inclusive of the Dropdown Predecessor period, from the Voyageur Sprit FPSO as it has been declared off-hire retroactive to first oil given the delay in achieving final acceptance from the charterer. Teekay Corporation indemnified the Partnership for this amount which has effectively been treated as a reduction to the purchase price of the Voyageur Spirit FPSO (see note 8c).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2013	December 31, 2012
	$	$
Shuttle tanker segment	1,956,583	1,758,619
FPSO segment	1,314,356	752,835
Conventional tanker segment	141,657	178,172
FSO segment	76,432	79,629
Unallocated:
Cash and cash equivalents	163,744	206,339
Other assets	57,958	77,797

Consolidated total assets	3,710,730	3,053,391